Financial instruments by category (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Instruments Aggregate Carrying Amount

At the reporting date, the aggregate carrying amounts of financial assets and receivables and financial liabilities at amortized cost were as follows:

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD
Financial assets measured at amortized cost
Trade and other receivables (excluded prepayments)	1,758,724	1,289,731	987,996
Contract assets	3,418,818	4,192,619	3,211,750
Cash and cash equivalents	1,868,461	759,891	582,113
Total financial assets measured at amortized cost	7,046,003	6,242,241	4,781,859

Financial liabilities measured at amortized cost
Trade and other payables (excluded GST payables)	3,794,636	5,248,011	4,020,232
Borrowings	1,648,029	2,336,864	1,790,152
Total financial liabilities measured at amortized cost	5,442,665	7,584,875	5,810,384